COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Loss Contingencies [Line Items]
Capital expenditure commitments	$ 26,100		$ 16,100
Capital lease expired date	expire between 2021 and 2023
Interest Expense	$ 3,163	$ 4,510
Rental expense	37,400	34,300
Due to Related Parties	18,800		15,200
Letters of credit outstanding amount	17,900		16,900
Surety bonds and other bank issued guarantees	101,200		101,500
Cash margin guarantees	3,500		3,400
Other Liabilities	2,000		4,000
Accounts Payable [Member]
Loss Contingencies [Line Items]
Due to Related Parties	15,100		11,400
Short-term Debt [Member]
Loss Contingencies [Line Items]
Due to Related Parties	3,700		600
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Due to Related Parties	0		3,200
Expire Between Two Thousand Twenty One And Two Thousand Twenty Three [Member]
Loss Contingencies [Line Items]
Capital Lease Obligations	18,800		25,500
Short term capital lease obligation	16,200		22,300
Long term capital lease obligation	2,600		3,200
Expire Between Two Thousand Twenty One And Two Thousand Twenty Three [Member] | Second Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	200	400
Expire Between Two Thousand Twenty One And Two Thousand Twenty Four [Member]
Loss Contingencies [Line Items]
Capital Lease Obligations	2,800		3,000
Short term capital lease obligation	700		700
Long term capital lease obligation	2,100		$ 2,300
Expire Between Two Thousand Twenty One And Two Thousand Twenty Four [Member] | Second Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	$ 100	$ 0
Minimum [Member] | Expire Between Two Thousand Twenty One And Two Thousand Twenty Three [Member]
Loss Contingencies [Line Items]
Capital lease term	24 months
Capital lease imputed interest rate	4.30%
Maximum [Member] | Expire Between Two Thousand Twenty One And Two Thousand Twenty Three [Member]
Loss Contingencies [Line Items]
Capital lease term	36 months
Capital lease imputed interest rate	6.50%